PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Money Market Trust. This report covers the first half of the trust's fiscal year, which is the six-month reporting period ended January 31, 1998. It begins with an investment review on the short-term market from the trust's portfolio manager. Following the investment review are the trust's portfolio of investments and financial statements.

Over the six-month reporting period, dividends paid to shareholders totaled $0.03 per share. At the end of the reporting period, the trust's net assets totaled $403.7 million.

In Money Market Trust, your ready cash is at work pursuing competitive daily income along with the additional advantages of daily liquidity and stability of principal.* At the end of the reporting period, 44% of the trust's net assets were invested in high-quality commercial paper. The remainder was invested in variable-rate obligations, repurchase agreements, short-term notes, and a certificate of deposit.

Thank you for your confidence in the daily earning power of Money Market Trust. We welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
March 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the trust is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Money Market Trust invests in money market instruments maturing in twelve months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments, and repurchase agreements.

U.S. economic growth during 1997 continued at an above-average pace, slowing only moderately during the third quarter. Specifically, third quarter Gross Domestic Product ("GDP") registered 3.1% while fourth quarter GDP climbed back up to 3.9%. Despite the high growth, inflation remained subdued by all measures. The consumer price index rose just 1.6% on an annualized basis for the six-month period ended January 31, 1998. For the same time period, the producer price index actually declined 0.9%, due mostly to a decline in energy prices, while the employment cost index grew at an annualized 3.7% pace during the second half of 1997.

Thirty-day commercial paper started the reporting period at 5.53% on August 1, 1997, and then rose as high as 5.98% on December 29, 1997, reflecting year-end technical pressures. Rates fell back off again in January 1998 with 30-day commercial paper settling in at the 5.50% level.

The money market yield curve flattened throughout the reporting period. One month commercial paper rates declined one basis point while six-month rates declined 14 basis points reflecting the concern in the market about the Asian contagion and its overall effect on U.S. growth.

The target average maturity range for the trust remained at 35-45 days throughout the reporting period, reflecting neutral economic and monetary sentiment. In structuring the trust, there was continued emphasis placed on positioning 30-35% of the trust's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 1998, net assets of the trust decreased from $464.0 to $403.7 million while the 7-day net yield increased from 5.23% to 5.25%.* The effective average maturity of the trust on January 31, 1998, was 47 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the trust's current earnings.

                          PORTFOLIO OF INVESTMENTS

                             MONEY MARKET TRUST

                        JANUARY 31, 1998 (UNAUDITED)

 Money Market Trust

      PRINCIPAL
       AMOUNT                                                                            VALUE

 SHORT-TERM NOTES--9.3%
 BROKERAGE--3.5%
 $         14,000,000 Goldman Sachs & Co., 5.600%, 4/27/1998                         $   14,000,000
 FINANCE - AUTOMOTIVE--2.4%
            9,601,442 Ford Credit Auto Owner Trust 1997-B, 5.748%, 10/15/1998             9,601,442
 FINANCE - EQUIPMENT--2.1%
            3,657,926 Caterpillar Financial Asset Trust 1997-A, 5.791%, 5/25/1998         3,657,926
            5,041,594 Caterpillar Financial Asset Trust 1997-B, 5.805%, 11/25/1998        5,041,594
                      TOTAL                                                               8,699,520
 INSURANCE--1.3%
            5,372,929 WFS Financial 1997-C Owner Trust, (FSA Gtd), 5.710%,                5,372,929
                      9/20/1998
                      TOTAL SHORT-TERM NOTES                                             37,673,891
 CERTIFICATE OF DEPOSIT--2.5%
 BANKING--2.5%
           10,000,000 Bankers Trust Co., New York, 5.910%, 10/13/1998                     9,997,746
 (A)COMMERCIAL PAPER--44.0%
 BANKING--2.4%
           10,000,000 AIG Funding, Inc., (Guaranteed by AIG), 5.501%, 4/16/1998           9,888,383
 BROKERAGE--9.3%
            8,000,000 Goldman Sachs & Co., 5.608%, 4/6/1998                               7,921,351
           15,000,000 J.P. Morgan & Co., Inc., 5.608%, 4/6/1998                          14,852,533
           15,000,000 Merrill Lynch & Co., Inc., 5.514%, 4/13/1998                       14,839,067
                      TOTAL                                                              37,612,951
 FINANCE - COMMERCIAL--22.9%
           17,000,000 Asset Securitization Cooperative Corp., 5.809% - 5.841%,           16,883,393
                      3/9/1998 - 3/23/1998
           22,600,000 CIESCO, L.P., 5.507% - 5.556%, 4/9/1998 - 4/23/1998                22,364,257
           20,000,000 CIT Group Holdings, Inc., 5.586% - 5.654%, 4/3/1998 -              19,806,469
                      4/6/1998
           12,310,000 Falcon Asset Securitization Corp., 5.687% - 5.814%, 2/18/1998      12,193,732
                      - 6/22/1998
           13,500,000 General Electric Capital Corp., 5.709% - 5.823%, 3/2/1998 -        13,362,717
                      5/29/1998
            5,000,000 Sheffield Receivables Corp., 5.577%, 2/6/1998                       4,996,146
            2,800,000 Southern Electric Generating Co. (SEGCO), (Guaranteed by            2,789,893
                      Alabama Power Co., Guaranteed by Georgia Power Co.), 5.679%,
                      2/24/1998
                      TOTAL                                                              92,396,607

 MONEY MARKET TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 FINANCE - RETAIL--7.4%
 $          8,000,000 Associates Corp. of North America, 5.667%, 3/30/1998           $    7,930,207
           22,000,000 New Center Asset Trust, A1+/P1 Series, 5.605% - 5.718%,            21,856,014
                      2/27/1998 - 4/3/1998
                      TOTAL                                                              29,786,221
 OIL & OIL FINANCE--2.0%
            8,000,000 Chevron Transport Corp., (Guaranteed by Chevron Corp.),             7,968,568
                      5.666% - 5.709%, 2/5/1998 - 3/20/1998
                      TOTAL COMMERCIAL PAPER                                            177,652,730
 (B)VARIABLE RATE OBLIGATIONS--31.4%
 BANKING--15.5%
            3,765,000 500 South Front St. LP, Series A, (Huntington National Bank,        3,765,000
                      Columbus, OH LOC), 5.580%, 2/5/1998
           19,330,000 Beverly Hills Nursing Center, Inc., Medilodge Project Series       19,330,000
                      1996, (KeyBank, N.A. LOC), 5.630%, 2/5/1998
            3,300,000 Economic Development Partnership of Alabama, Inc., Series           3,300,000
                      1998, (Amsouth Bank N.A., Birmingham LOC), 5.625%, 2/5/1998
           20,815,000 Kenny, Donald R. and Cheryl A., (Huntington National Bank,         20,815,000
                      Columbus, OH LOC), 5.630%, 2/5/1998
            4,300,000 Scranton Times, LP, (PNC Bank, N.A. LOC), 5.601%, 2/2/1998          4,300,000
            5,000,000 Scranton Times, LP, Series 1997, (PNC Bank, N.A. LOC),              5,000,000
                      5.601%, 2/2/1998
            5,990,000 Westminster Village Terre Haute, Inc., (Huntington National         5,990,000
                      Bank, Columbus, OH LOC), 5.580%, 2/5/1998
                      TOTAL                                                              62,500,000
 ELECTRICAL EQUIPMENT--6.1%
            3,700,000 Alabama State IDA, General Electric Project, (General               3,700,000
                      Electric Co. LOC), 5.560%, 2/5/1998
            3,330,631 Marta Leasing Ltd., (Guaranteed by General Electric Co.),           3,330,630
                      5.601%, 2/2/1998
           17,422,897 Northwest Airlines, Inc., (Guaranteed by General Electric          17,422,897
                      Co.), 5.601%, 2/2/1998
                      TOTAL                                                              24,453,527
 FINANCE - RETAIL--4.9%
           20,000,000 Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class          20,000,000
                      A1), 5.855%, 2/17/1998
 INSURANCE--4.9%
           20,000,000 Peoples Security Life Insurance Company, 6.139%, 2/2/1998          20,000,000
                      TOTAL VARIABLE RATE OBLIGATIONS                                   126,953,527
 (C)REPURCHASE AGREEMENTS--13.9%
            8,000,000 Fuji Government Securities, Inc., 5.620%, dated 1/30/1998,          8,000,000
                      due 2/2/1998
           10,000,000 Goldman Sachs Group, LP, 5.650%, dated 1/30/1998, due              10,000,000
                      2/2/1998
            8,000,000 PaineWebber Group, Inc., 5.610%, dated 1/30/1998, due               8,000,000
                      2/2/1998

 MONEY MARKET TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (C)REPURCHASE AGREEMENTS--CONTINUED
 $          5,000,000 Societe Generale, New York, 5.600%, dated 1/30/1998, due       $    5,000,000
                      2/2/1998
           10,000,000 (d)Chase Government Securities, Inc., 5.550%, dated                10,000,000
                      1/20/1998, due 4/20/1998
           15,000,000 (d)Chase Government Securities, Inc., 5.550%, dated                15,000,000
                      1/27/1998, due 4/6/1998
                      TOTAL REPURCHASE AGREEMENTS                                        56,000,000
                      TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                        $ 408,277,894

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($403,689,826) at January 31, 1998.

The following acronyms are used throughout this portfolio:

FSA --Financial Security Assurance
IDA --Industrial Development Authority
LOC --Letter of Credit
LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                             MONEY MARKET TRUST

                        JANUARY 31, 1998 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                 $  56,000,000
 Investments in securities                                              352,277,894
 Total investments in securities, at amortized cost and value                         $ 408,277,894
 Income receivable                                                                        1,577,748
 Receivable for shares sold                                                                  87,587
   Total assets                                                                         409,943,229
 LIABILITIES:
 Income distribution payable                                              1,971,045
 Payable to Bank                                                          4,263,092
 Accrued expenses                                                            19,266
   Total liabilities                                                                      6,253,403
 Net Assets for 403,689,826 shares outstanding                                        $ 403,689,826
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $403,689,826 / 403,689,826 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                             MONEY MARKET TRUST

                SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 13,109,523
 EXPENSES:
 Investment advisory fee                                                 $   916,043
 Administrative personnel and services fee                                   172,827
 Custodian fees                                                               21,710
 Transfer and dividend disbursing agent fees and expenses                     23,256
 Directors'/Trustees' fees                                                    10,120
 Auditing fees                                                                 6,808
 Legal fees                                                                    4,600
 Portfolio accounting fees                                                    47,228
 Shareholder services fee                                                    572,527
 Share registration costs                                                     14,076
 Printing and postage                                                          6,072
 Insurance premiums                                                            2,760
 Taxes                                                                         8,280
 Miscellaneous                                                                 4,231
   Total expenses                                                          1,810,538
 Waivers--
   Waiver of investment advisory fee                        $ (299,518)
   Waiver of shareholder services fee                         (458,021)
     Total waivers                                                         (757,539)
       Net expenses                                                                       1,052,999
         Net investment income                                                         $ 12,056,524

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                             MONEY MARKET TRUST

                                   SIX MONTHS
                                                                   ENDED
                                                                 (UNAUDITED)        YEAR ENDED
                                                              JANUARY 31, 1998     JULY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $     12,056,524   $      25,685,832
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                          (12,056,524)        (25,685,832)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     1,129,704,119       2,424,533,267
 Net asset value of shares issued to shareholders in payment          1,769,920           4,283,370
 of distributions declared
 Cost of shares redeemed                                         (1,191,796,132)    (2,478,491,926)
   Change in net assets resulting from share transactions          (60,322,093)        (49,675,289)
     Change in net assets                                          (60,322,093)        (49,675,289)
 NET ASSETS:
 Beginning of period                                                464,011,919         513,687,208
 End of period                                                 $    403,689,826   $     464,011,919

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

P                                                       SIX MONTHS
                                                         ENDED
                                                       (UNAUDITED)
                                                       JANUARY 31,              YEAR ENDED JULY 31,
                                                     1998          1997       1996     1995      1994     1993
NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.00       $ 1.00      $1.00    $ 1.00    $ 1.00   $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                 0.03         0.05       0.05      0.05      0.03     0.03
LESS DISTRIBUTIONS
Distributions from net investment income             (0.03)       (0.05)     (0.05)    (0.05)    (0.03)   (0.03)
NET ASSET VALUE, END OF PERIOD                      $ 1.00       $ 1.00     $ 1.00    $ 1.00    $ 1.00   $ 1.00
TOTAL RETURN(A)                                       2.68%        5.19%      5.31%     5.42%     3.18%    3.00%
RATIOS TO AVERAGE NET ASSETS
Expenses                                              0.46%*       0.46%      0.46%     0.46%     0.46%    0.46%
Net investment income                                 5.26%*       5.09%      5.22%     5.32%     3.11%    2.98%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)             $403,690     $464,012   $513,687  $507,272  $539,983  $712,577*
Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                             MONEY MARKET TRUST

                        JANUARY 31, 1998 (UNAUDITED)

ORGANIZATION

Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 1998, capital paid-in aggregated $403,689,826. Transactions in shares were as follows:

                                                                   Six Months Ended    Year Ended
                                                                   January 31, 1998   July 31, 1997
 Shares sold                                                          1,129,704,119   2,424,533,267
 Shares issued to shareholders in payment of distributions declared       1,769,920       4,283,370
 Shares redeemed                                                    (1,191,796,132) (2,478,491,926)
   Net change resulting from share transactions                        (60,322,093)    (49,675,289)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                               Glen R. Johnson

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher

                               Vice President

                              J. Crilley Kelly

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

                                    NOTES

                                    NOTES

[Graphic]

Money Market Trust
Federated Securities Corp., Distributor

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

SEMI-ANNUAL REPORT TO SHAREHOLDERS JANUARY 31, 1998

Cusip 609900105
8030103 (3/98)